Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Schedule of Expected Future Amortization

The estimated future amortization expense of intangibles as at December 31, 2017 is as follows:

As at December 31, 2017	Patents	Acquired
2018	$18,663	$6,924
2019	13,922	6,924
2020	10,399	6,924
2021	9,661	6,924
2022	9,493	4,683
	$62,138	$32,379

VIZIYA [Member]
Business Acquisition [Line Items]
Summary of Fair Value Allocations of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value allocations of assets acquired and liabilities assumed as a part of this acquisition:

Fair Value
Cash	$56
Property, plant and equipment	305
Prepaid expenses	234
Trade and other receivables	2,721
Intangible assets
Developed software	10,000
Customer relationships	5,800
Brand	1,400
Goodwill	12,680
Accounts payable	(286)
Accrued liabilities and other	(555)
Income taxes payable	(216)
Deferred revenue	(1,573)
HST/ GST payable	(18)
Long-term debt	(63)
Deferred tax liabilities	(4,796)
Net assets acquired	$25,689

Cash paid on closing	$17,675
Shares issued	662
Fair value of contingent share considerations	2,650
Fair value of contingent cash considerations	3,800
Shareholder loan repaid	902
Total considerations transferred	$25,689

Schedule of Expected Future Amortization

Expected future amortization is as follows:

	Customer relationships and Brand	Developed software	Total
2018	$1,029	$2,000	$3,029
2019	1,029	2,000	3,029
2020	1,029	2,000	3,029
2021	1,029	2,000	3,029
2022	1,029	667	1,696
Thereafter	1,369	-	1,369
	$6,514	$8,667	$15,181

IRD [Member]
Business Acquisition [Line Items]
Summary of Fair Value Allocations of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value allocations of assets acquired and liabilities assumed as a part of this acquisition:

Fair Value
Cash	$2,078
Accounts receivable and other receivables	8,447
Embedded derivatives	52
Work in progress - unbilled revenue	4,711
Income taxes receivables	288
Inventory	5,883
Prepaid and other assets	1,977
Investment tax credits	670
Deferred tax asset	1,361
Property, plant and equipment	2,672
Intangible assets
Customer relationships	8,100
Developed software	7,400
Brand	5,900
Backlog	1,300
Goodwill	15,820
Investment - XPCT	3,036
Bank indebtedness	(2,182)
Current portion of long term debt	(95)
Long-term debt	(333)
Accounts payable and accrued liabilities	(6,277)
Deferred revenue - short term	(4,337)
Deferred revenue - long term	(465)
Income taxes	(29)
Deferred tax liability	(6,117)
Net assets acquired	$49,860

Cash paid on closing	$47,209
Cash out considerations	2,651
Total considerations transferred	$49,860

Schedule of Expected Future Amortization

Expected future amortization related to this business acquisition is as follows:

	Customer relationships, Brand and Backlog	Developed software	Total
2018	$2,310	$1,495	$3,805
2019	2,310	1,495	3,805
2020	2,310	1,495	3,805
2021	2,310	1,495	3,805
2022	2,310	622	2,932
Thereafter	3,276	-	3,276
	$14,826	$6,602	$21,428

iCOMS [Member]
Business Acquisition [Line Items]
Summary of Fair Value Allocations of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value allocations of assets acquired and liabilities assumed as a part of this acquisition:

Fair Value
Cash	$72
Accounts receivable	413
Other receivables	77
Inventory	459
Prepaid and other assets	19
Property, plant and equipment	24
Investment tax credits	563
Intangible assets
Customer relationships	254
Developed software	251
Goodwill	246
Bank indebtedness	(32)
Accounts payable and accrued liabilities	(532)
Long term debt	(458)
Deferred tax liability	(172)
Net assets acquired	$1,184

Cash paid on closing	$865
Shareholder loan	319
Total considerations paid	$1,184

Schedule of Expected Future Amortization

Expected future amortization related to this business acquisition is as follows:

	Customer relationships, Brand and Backlog	Developed software	Total
2018	$38	$52	$90
2019	38	52	90
2020	38	52	90
2021	38	52	90
2022	38	17	55
Thereafter	45	-	45
	$235	$225	$460